First Trust Dorsey Wright Focus 5 ETF Average Annual Total Returns		12 Months Ended	18 Months Ended	60 Months Ended	88 Months Ended	94 Months Ended	95 Months Ended	117 Months Ended	120 Months Ended	142 Months Ended		144 Months Ended	161 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dorsey Wright Focus Five(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.62%		10.25%					11.35%	11.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.35%	14.42%	14.34%	14.42%	13.59%	15.12%	14.82%	13.59%	13.58%	13.67%	14.65%
First Trust Dorsey Wright Focus 5 ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.27%		9.86%					10.96%	10.70%
Performance Inception Date	Mar. 05, 2014
First Trust Dorsey Wright Focus 5 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.98%		9.61%					10.71%	10.48%
First Trust Dorsey Wright Focus 5 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.30%		7.69%					8.96%	8.86%